Note 2 - Basis of Preparation - Effect of Transition of BCRA GAAP to IFRS-IASB in Cash Flows (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS	$ 99,105,461,000	$ 56,453,684,000	$ 88,746,425,000	$ 88,746,425,000
TOTAL CHANGES IN CASH FLOWS	42,651,777,000	(32,292,741,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES	49,105,120,000	(29,492,048,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES	(825,653,000)	(2,026,683,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES	(1,594,078,000)	8,956,258,000
Effect of Exchange Rate Changes on Cash and Cash Equivalents	17,838,854,000	(1,856,482,000)
Inflation Effect on Cash and Cash Equivalents Balance	(21,872,466,000)	(7,873,786,000)
TOTAL CHANGES IN CASH FLOWS	$ 42,651,777,000	(32,292,741,000)
Cash Flows in Accordance with BCRA GAAP Member
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS		39,524,382,000	48,856,107,000
TOTAL CHANGES IN CASH FLOWS		(9,331,725,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES		(14,948,594,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES		(1,636,340,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES		5,448,732,000
Effect of Exchange Rate Changes on Cash and Cash Equivalents		1,804,477,000
Inflation Effect on Cash and Cash Equivalents Balance		0
TOTAL CHANGES IN CASH FLOWS		(9,331,725,000)
Cash Equivalents Under GAAP Member
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS		(1,271,767,000)	(671,138,000)
TOTAL CHANGES IN CASH FLOWS		(600,629,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES		(600,629,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES		0
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES		0
Effect of Exchange Rate Changes on Cash and Cash Equivalents		0
Inflation Effect on Cash and Cash Equivalents Balance		0
TOTAL CHANGES IN CASH FLOWS		(600,629,000)
PSA Deconsolidation Member
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS		(16,673,000)	(20,020,000)
TOTAL CHANGES IN CASH FLOWS		3,347,000
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES		223,347,000
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES		0
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES		(220,000,000)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		0
Inflation Effect on Cash and Cash Equivalents Balance		0
TOTAL CHANGES IN CASH FLOWS		3,347,000
Other Cash Equivalents Member
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS		0	0
TOTAL CHANGES IN CASH FLOWS		0
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES		(133,732,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES		163,226,000
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES		(29,494,000)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		0
Inflation Effect on Cash and Cash Equivalents Balance		0
TOTAL CHANGES IN CASH FLOWS		0
Adjustment In Terms of Measuring Unit Member
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS		18,217,742,000	40,581,476,000
TOTAL CHANGES IN CASH FLOWS		(22,363,734,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES		(14,032,441,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES		(553,569,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES		3,757,021,000
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(3,660,959,000)
Inflation Effect on Cash and Cash Equivalents Balance		(7,873,786,000)
TOTAL CHANGES IN CASH FLOWS		(22,363,734,000)
Cash Flows in Accordance with IFRS-IASB Member
Statement of Cash Flows Changes LineItems
CASH AND CASH EQUIVALENTS		56,453,684,000	$ 88,746,425,000
TOTAL CHANGES IN CASH FLOWS		(32,292,741,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) OPERATING ACTIVITIES		(29,492,049,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) INVESTING ACTIVITIES		(2,026,683,000)
TOTAL CASH FLOWS GENERATED BY/(USED IN) FINANCING ACTIVITIES		8,956,259,000
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(1,856,482,000)
Inflation Effect on Cash and Cash Equivalents Balance		(7,873,786,000)
TOTAL CHANGES IN CASH FLOWS		$ (32,292,741,000)